Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset transfers
Assets pledged against liabilities	£ 50,565	£ 63,264
Trading assets
Asset transfers
Assets pledged against liabilities	27,918	35,571
Loans to banks
Asset transfers
Assets pledged against liabilities	39	1,050
Loans to customers
Asset transfers
Assets pledged against liabilities	17,920	25,930
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 4,688	£ 713